Schedule of Investments (unaudited) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.7%
Black Belt Energy Gas District, Refunding RB, Series D1, 4.00%, 07/01/52(a)	$2,590	$2,545,960
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	930	800,675
County of Jefferson AL Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	365	370,058
Series D, Class D, Sub Lien, 7.00%, 10/01/51	2,355	2,523,013
Series D, Class D, Sub Lien, 6.50%, 10/01/53	3,465	3,705,613
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	5,620	6,154,754
MidCity Improvement District, SAB 3.88%, 11/01/27	130	122,218
4.25%, 11/01/32	350	311,409
4.50%, 11/01/42	745	600,024
4.75%, 11/01/49	795	627,771
Southeast Energy Authority A Cooperative District, RB, Series B-1, 5.00%, 05/01/53(a)	21,645	21,660,476
Stadium Trace Village Improvement District, RB, 3.63%, 03/01/36	3,860	3,086,684
Sumter County Industrial Development Authority/AL, RB, AMT, 6.00%, 07/15/52(a)	5,260	4,789,525
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(b)	1,068	924,062

		48,222,242

American Samoa — 0.1%
American Samoa Economic Development Authority, RB, Series A, 5.00%, 09/01/38(b)	1,235	1,261,394

Arizona — 3.0%
Arizona Industrial Development Authority, RB
5.00%, 07/01/45(b)	1,135	1,047,656
7.10%, 01/01/55(b)	4,540	4,603,637
5.00%, 07/01/55(b)	1,215	1,090,690
Class B, 4.00%, 07/01/41	560	461,094
Class B, 4.00%, 07/01/51	1,555	1,177,982
Class B, 4.00%, 07/01/61	3,110	2,209,832
Series A, 5.00%, 07/01/39(b)	1,270	1,202,853
Series A, 5.00%, 12/15/39(b)	150	146,663
Series A, 5.00%, 07/01/49(b)	2,790	2,543,546
Series A, 5.00%, 07/15/49(b)	675	601,345
Series A, 5.00%, 12/15/49(b)	345	330,478
Series A, 4.00%, 07/01/51	1,555	1,162,305
Series A, 5.00%, 07/01/54(b)	1,110	998,660
Series A, 4.00%, 07/01/61	3,190	2,234,381
Series B, 5.13%, 07/01/47(b)	420	398,237
Series B, 5.25%, 07/01/51(b)	570	546,839
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	630	630,272
Series A, 5.25%, 07/01/47	3,235	3,181,506
Series A, 5.50%, 07/01/52	2,970	2,879,421
Florence Town Inc Industrial Development Authority, RB, 6.00%, 07/01/23(b)(c)	1,375	1,403,746
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	275	254,243
5.00%, 05/15/56	1,090	955,909

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the City of Phoenix, RB
5.00%, 07/01/54	$1,330	$1,184,350
5.00%, 07/01/59	655	576,017
Series A, 5.00%, 07/01/36(b)	1,225	1,170,823
Series A, 5.00%, 07/01/41(b)	1,685	1,577,224
Series A, 5.00%, 07/01/43	1,445	1,346,860
Series A, 6.75%, 07/01/44(b)	810	848,579
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	300	294,851
Series A, 5.00%, 07/01/35	295	289,937
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	650,954
5.25%, 07/01/49	870	773,146
Industrial Development Authority of the County of Pima, Refunding RB(b) 4.00%, 06/15/51	3,995	3,054,373
5.00%, 07/01/56	1,285	1,168,335
4.00%, 06/15/57	3,070	2,280,758
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,196,655
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	1,255	1,236,252
5.50%, 10/01/51	1,255	1,228,321
AMT, 4.00%, 10/15/47	6,500	4,995,991

		53,934,721

Arkansas — 1.7%
Arkansas Development Finance Authority, RB(b)
AMT, 5.45%, 09/01/52	5,940	5,421,479
Series A, AMT, 4.50%, 09/01/49	15,705	12,762,103
Series A, AMT, 4.75%, 09/01/49	8,190	6,925,841
University of Arkansas, RB, Series A, 5.00%, 04/01/52	5,000	5,217,395

		30,326,818

California — 6.3%
California Community Housing Agency, RB, M/F Housing(b)
Series A, 5.00%, 04/01/49	690	575,900
Series A-2, 4.00%, 08/01/47	4,430	3,087,741
California Educational Facilities Authority, Refunding RB, 2.25%, 04/01/51	9,975	5,719,466
California Housing Finance Agency, RB, M/F Housing Class A, 3.25%, 08/20/36	8,690	7,438,713
Series 2021-1, Class A, 3.50%, 11/20/35	5,757	4,995,786
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,022,175
California Municipal Finance Authority, RB
Series A, 5.50%, 08/01/34(b)	270	262,684
Series A, 6.00%, 08/01/44(b)	655	653,140
Series A, 3.00%, 02/01/46	1,200	849,013
Series A, 6.13%, 08/01/49(b)	570	570,639
Series A, 4.00%, 02/01/51	930	782,266
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/42	345	348,159
Series A, 3.00%, 11/01/48	2,000	1,334,296

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Public Finance Authority, RB, Series A, 6.25%, 07/01/54(b)	$5,270	$5,701,787
California School Finance Authority, RB
6.65%, 07/01/33	295	297,667
6.90%, 07/01/43	650	655,737
California Statewide Communities Development Authority, RB(b)
5.25%, 12/01/38	1,420	1,394,248
5.25%, 12/01/48	1,000	942,234
California Statewide Communities Development Authority, SAB, Series 2021-A, 4.00%, 09/02/51	1,990	1,515,102
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.25%, 05/15/47	8,000	8,244,616
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	9,320	7,117,591
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	2,415	1,555,168
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	1,845	1,354,503
CMFA Special Finance Agency, RB, M/F Housing, Series A-1, 3.00%, 12/01/56(b)	3,425	2,124,754
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.80%, 03/01/47	1,435	1,015,620
3.13%, 07/01/56	3,670	2,277,242
4.00%, 07/01/56	7,370	5,210,798
4.00%, 08/01/56	4,120	3,078,068
4.00%, 10/01/56	1,230	939,891
4.00%, 12/01/56	8,815	5,724,064
3.25%, 05/01/57	1,740	1,144,487
4.00%, 06/01/57	1,445	986,422
4.00%, 07/01/58	1,405	924,028
Series A, 5.00%, 01/01/54	1,050	903,529
Series A, 3.00%, 09/01/56	5,550	3,450,996
Series A2, 3.25%, 07/01/56	1,225	739,938
Series B, 4.00%, 07/01/58	1,585	994,573
Series B, 4.00%, 12/01/59	4,645	3,025,516
Senior Lien, 3.00%, 06/01/47	1,510	1,076,706
Senior Lien, 4.00%, 03/01/57	2,465	1,598,594
Series B, Sub Lien, 4.00%, 12/01/59	2,380	1,526,882
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Class B-2, Subordinate, 0.00%, 06/01/66(d)	53,190	4,626,519
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 0.00%, 07/01/61(b)	4,420	1,611,147
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 07/01/47	1,275	1,348,811
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/23(c)	2,115	2,155,733
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	2,510	2,034,824
San Francisco City & County Redevelopment Agency Successor Agency, ST, CAB, Series C, 0.00%, 08/01/43(d)	3,000	774,183

Security	Par (000)	Value

California (continued)
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(d)
Series D, 0.00%, 08/01/23	$470	$454,538
Series D, 0.00%, 08/01/26	580	486,391
Series D, 0.00%, 08/01/31	1,155	757,412
San Mateo Joint Powers Financing Authority, RB, Class A, 3.00%, 06/15/46	7,835	5,667,886

		114,078,183

Colorado — 4.7%
9th Avenue Metropolitan District No.2, GO, 5.00%, 12/01/48	1,565	1,291,429
Aspen Street Metropolitan District, GO, Series A, 5.13%, 12/01/50	1,075	837,628
Aurora Crossroads Metropolitan District No.2, GO
Series A, 5.00%, 12/01/40	1,000	882,298
Series A, 5.00%, 12/01/50	500	421,803
Aviation Station North Metropolitan District No.2, GO
Series A, 5.00%, 12/01/39	750	663,262
Series A, 5.00%, 12/01/48	1,350	1,107,956
Banning Lewis Ranch Metropolitan District No.8, GO, 4.88%, 12/01/51(b)	2,335	1,752,813
Brighton Crossing Metropolitan District No.6, GO, Series A, 5.00%, 12/01/50	500	401,101
Broadway Station Metropolitan District No.2, GO
Series A, 5.00%, 12/01/35	735	668,866
Series A, 5.13%, 12/01/48	2,840	2,348,711
Bromley Park Metropolitan District No.2, Refunding GO, Sub-Series B, 6.38%, 12/15/47	937	835,082
Cascade Ridge Metropolitan District, GO, 5.00%, 12/01/51	3,000	2,356,833
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	820	684,768
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	5,875	5,108,894
Series A, AMT, 4.13%, 11/15/53	3,225	2,740,250
Clear Creek Transit Metropolitan District No.2, GO
Series A, 5.00%, 12/01/41	575	473,323
Series A, 5.00%, 12/01/50	1,000	763,960
Colorado Educational & Cultural Facilities Authority, Refunding RB(b)
5.00%, 12/01/40	115	99,883
5.00%, 12/01/50	155	128,045
5.00%, 12/01/55	180	146,617
Colorado Health Facilities Authority, RB
Series A, 5.00%, 05/15/35	1,255	1,129,509
Series A, 5.00%, 05/15/44	1,415	1,170,860
Series A, 5.00%, 05/15/49	940	740,830
Series A, 5.00%, 05/15/58	1,980	1,476,110
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	4,620	3,826,806
Colorado High Performance Transportation Enterprise, RB, 5.00%, 12/31/56	2,500	2,421,157
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	1,260	1,026,458

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Eagle Brook Meadows Metropolitan District No.3, GO, Series 2021, 5.00%, 12/01/51	$1,600	$1,296,512
Fitzsimons Village Metropolitan District No.3, Refunding GO
Series A-1, 4.00%, 12/01/26	800	751,830
Series A-1, 4.00%, 12/01/41	1,500	1,117,720
Series A-1, 4.25%, 12/01/55	3,095	2,086,816
Four Corners Business Improvement District, GO, 6.00%, 12/01/52	2,000	1,751,000
Green Valley Ranch East Metropolitan District No.6, GO, Series A, 5.88%, 12/01/50	2,615	2,329,209
Greenways Metropolitan District No.1, GO, Series A, 4.63%, 12/01/51	1,580	1,164,683
Home Place Metropolitan District, GO, Series A, 5.75%, 12/01/50	2,345	2,008,319
Horizon Metropolitan District No.2, GO, 4.50%, 12/01/51(b)	1,675	1,115,539
Jefferson Center Metropolitan District No.1, RB
Series A-2, 4.13%, 12/01/40	580	474,967
Series A-2, 4.38%, 12/01/47	1,000	792,277
Karl’s Farm Metropolitan District No.2, GO(b)
Series A, 5.38%, 12/01/40	515	452,000
Series A, 5.63%, 12/01/50	1,350	1,148,530
Lanterns Metropolitan District No.2, GO, Series A, 4.50%, 12/01/50	1,810	1,289,295
Longs Peak Metropolitan District, GO, 5.25%, 12/01/51(b)	5,000	4,003,818
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	1,996,498
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	760	671,572
Palisade Metropolitan District No.2, GO, Subordinate, 7.25%, 12/15/49	2,825	2,458,167
Palisade Park West Metropolitan District, GO, Series A, 5.13%, 12/01/49	1,500	1,223,944
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,450	1,160,371
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,265,068
Pronghorn Valley Metropolitan District, GO, Series A, 4.00%, 12/01/51	1,300	922,875
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,900	3,434,578
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,545	1,057,886
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,341,352
Southlands Metropolitan District No.1, Refunding GO
Series A-1, 5.00%, 12/01/37	1,115	1,011,540
Series A-1, 5.00%, 12/01/47	3,990	3,421,808
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	750	670,825
Thompson Crossing Metropolitan District No.4, Refunding GO
5.00%, 12/01/39	1,400	1,246,841
5.00%, 12/01/49	1,480	1,255,599
Timberleaf Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,730	1,481,617

Security	Par (000)	Value

Colorado (continued)
Waters’ Edge Metropolitan District No.2, GO, 5.00%, 12/01/51	$2,595	$2,032,857
Westcreek Metropolitan District No.2, GO, Series A, 5.38%, 12/01/48	800	694,330
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/24(c)	595	615,796

		85,251,291

Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB
Series B-1, (FHLMC, FNMA, GNMA), 3.00%, 11/15/49	1,700	1,610,803
Series C-2, AMT, 2.00%, 05/15/30	125	104,460
Series C-2, AMT, 2.05%, 11/15/30	500	413,584
Series C-2, AMT, 2.15%, 11/15/31	400	323,586
Connecticut State Health & Educational Facilities Authority, RB(b)
Series A, 5.00%, 01/01/45	825	766,447
Series A, 5.00%, 01/01/55	1,100	986,590
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,765	3,791,845
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	971	982,423
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(b)	2,045	2,096,280

		11,076,018

Delaware — 0.3%
Affordable Housing Opportunities Trust Series AH-01, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(e)	3,648	3,430,773
County of Kent DE, RB, Series A, 5.00%, 07/01/58	1,500	1,329,102

		4,759,875

District of Columbia — 1.6%
District of Columbia Tobacco Settlement Financing Corp., RB(d)
Series A, 0.00%, 06/15/46	40,740	8,218,317
Series B, 0.00%, 06/15/46	43,620	7,848,023
Series C, 0.00%, 06/15/55	88,900	7,169,785
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	385	394,809
District of Columbia, RB, Class A, AMT, 5.50%, 02/28/37	880	899,303
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(d)	3,005	2,148,890
Series B, Subordinate, 4.00%, 10/01/49	2,170	1,824,740

		28,503,867

Florida — 10.6%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	1,720	1,683,971
Artisan Lakes East Community Development District, SAB
Series 2021-1, 3.13%, 05/01/41	475	336,871
Series 2021-1, 4.00%, 05/01/51	450	339,920
Series 2021-2, 3.13%, 05/01/41(b)	510	361,694
Series 2021-2, 4.00%, 05/01/52(b)	550	413,725
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	1,570	1,494,072
Series 2022, 5.00%, 05/01/53	1,175	1,083,626

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	$1,365	$1,031,091
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,180	1,097,131
Brevard County Health Facilities Authority, Refunding RB
4.00%, 11/15/45(b)	4,040	3,142,365
5.00%, 04/01/47	10,000	9,875,920
4.00%, 11/15/55(b)	5,960	4,310,344
Buckhead Trails Community Development District, SAB
Series 2022, 5.63%, 05/01/42	740	682,832
Series 2022, 5.75%, 05/01/52	495	450,464
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,280	2,155,489
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	2,050,987
5.00%, 06/01/41(b)	220	202,918
0.00%, 01/01/44	445	681
0.00%, 01/01/49	950	19,000
5.00%, 07/01/49(b)	1,265	1,163,199
5.00%, 01/01/55(b)	4,350	3,794,274
5.00%, 06/01/56(b)	740	643,514
4.88%, 06/15/56(b)	6,670	5,167,249
Series A, 5.00%, 12/15/49	300	283,130
Series A, 5.75%, 06/01/54(b)	1,925	1,733,568
Series A, 5.00%, 12/15/54	260	238,391
Series A, Class A, 5.00%, 06/15/49(b)	500	438,343
Series B, 0.00%, 01/01/35(d)	3,405	1,507,315
Series B, 0.00%, 01/01/60(d)	64,500	4,550,152
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(d)	166,025	7,679,486
Celebration Pointe Community Development District No.1, SAB
4.75%, 05/01/24	165	164,704
5.00%, 05/01/34	1,180	1,124,555
Charles Cove Community Development District, SAB
3.25%, 05/01/25	275	265,672
3.75%, 05/01/30	360	323,580
4.25%, 05/01/40	975	777,227
4.38%, 05/01/50	1,505	1,127,998
Charlotte County Industrial Development Authority/FL, RB(b)
AMT, 5.00%, 10/01/34	530	514,242
AMT, 5.00%, 10/01/49	2,510	2,163,005
AMT, 4.00%, 10/01/51	3,150	2,249,097
City of Tallahassee Florida, RB, Series A, 5.00%, 12/01/55	2,600	2,422,254
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	2,090	2,109,767
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	370	252,757
County of Lake Florida, RB(b)
5.00%, 01/15/39	550	499,901
5.00%, 01/15/49	825	714,185
5.00%, 01/15/54	830	708,018
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-1, 4.00%, 10/01/54	2,500	2,051,455
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/50	1,770	344,092

Security	Par (000)	Value

Florida (continued)
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d) (continued)
Series A-2, 0.00%, 10/01/51	$2,125	$389,946
Series A-2, 0.00%, 10/01/52	2,125	366,616
Series A-2, 0.00%, 10/01/53	5,675	923,765
Series A-2, 0.00%, 10/01/54	2,125	325,705
County of Palm Beach Florida, RB, 5.00%, 04/01/51(b)	540	490,170
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	596,094
Series A-1, 4.60%, 05/01/52	1,090	917,536
Series A-2, 4.40%, 05/01/32	2,200	1,992,210
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	6,530	5,282,816
Florida Development Finance Corp., RB
5.00%, 06/15/41(b)	1,245	1,110,236
5.00%, 06/15/51(b)	1,190	1,010,116
5.25%, 06/01/55(b)	2,830	2,434,024
6.50%, 06/30/57(b)	1,515	1,443,974
Series A, 4.00%, 06/15/52	2,875	2,188,804
Series A, 5.00%, 06/15/52	1,500	1,430,907
Series A, 5.13%, 06/15/55(b)	10,455	8,386,395
Series A, Class A, 5.75%, 06/15/29(b)	695	698,837
Series A, Class A, 6.00%, 06/15/34(b)	835	841,159
Series A, Class A, 6.13%, 06/15/44(b)	3,185	3,199,307
Series B, 4.50%, 12/15/56(b)	5,945	4,396,928
Series C, Class C, 5.75%, 12/15/56(b)	2,030	1,672,549
AMT, 5.00%, 05/01/29(b)	3,300	3,099,294
AMT, 3.00%, 06/01/32	915	739,805
Florida Development Finance Corp., Refunding RB(b)
2.38%, 06/01/27	395	344,416
4.00%, 06/01/46	1,700	1,244,590
Class A, 4.00%, 06/01/36	2,110	1,750,234
Class A, 4.00%, 06/01/55	2,750	1,889,522
Gracewater Sarasota Community Development District, SAB, 4.00%, 05/01/52	1,000	752,227
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	915	786,969
4.50%, 05/01/52	1,015	847,333
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	2,000	1,840,190
Greeneway Improvement District, SAB, 5.13%, 05/01/43(b)	940	915,521
Hills of Michigannneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	869,642
4.00%, 05/01/50	1,500	1,182,972
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/25	80	79,120
4.25%, 05/01/26	160	157,042
4.95%, 05/01/29(b)	580	571,912
2.70%, 05/01/31	205	174,097
4.88%, 05/01/35	265	248,395
3.75%, 05/01/39(b)	570	455,167
5.50%, 05/01/39(b)	530	522,283
3.75%, 05/01/40	525	428,227
3.00%, 05/01/41	155	107,721
4.88%, 05/01/45	545	486,058
5.13%, 05/01/46	905	797,162
5.65%, 05/01/48(b)	875	863,329

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
4.00%, 05/01/49(b)	$355	$270,786
3.90%, 05/01/50	525	403,854
4.00%, 05/01/52	685	515,276
Series 1A, 3.90%, 05/01/23	100	99,525
Series 1A, 4.25%, 05/01/28	535	518,348
Series 1A, 5.00%, 05/01/38	1,175	1,099,952
Series 1A, 5.10%, 05/01/48	2,545	2,324,743
Series 1B, 4.75%, 05/01/29	955	933,857
Series 1B, 5.30%, 05/01/39	1,090	1,050,847
Series 1B, 5.45%, 05/01/48	1,930	1,852,879
Laurel Road Community Development District, SAB
Series A-1, 2.60%, 05/01/26	230	219,050
Series A-1, 3.00%, 05/01/31	250	216,443
Series A-1, 3.25%, 05/01/41	1,010	730,669
Series A-1, 4.00%, 05/01/52	1,155	868,822
Series A-2, 3.13%, 05/01/31	1,695	1,411,086
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	4,710	2,831,694
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,328,564
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/29	1,745	1,703,656
Series A, 5.00%, 05/01/37	890	836,753
Mirada II Community Development District, SAB
3.13%, 05/01/31	500	432,603
4.00%, 05/01/51	1,500	1,062,908
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	651,103
Series A-1, 4.25%, 05/01/51	1,430	1,042,802
Series A-2, 4.20%, 05/01/35	1,220	984,285
Series A-3, 4.75%, 05/01/40	1,615	1,263,833
Pine Island Community Development District, RB, 0.00%, 11/01/24(d)	170	152,285
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	220	207,169
Sandridge Community Development District, SAB
Series A1, 3.88%, 05/01/41	615	479,445
Series A1, 4.00%, 05/01/51	600	425,163
Sawyers Landing Community Development District, SAB
4.13%, 05/01/41	530	428,086
4.25%, 05/01/53	3,520	2,578,896
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,030,479
Somerset Community Development District, Refunding SAB
4.00%, 05/01/32	515	497,656
4.20%, 05/01/37	665	590,914
South Broward Hospital District, RB, Series A, 3.00%, 05/01/51	5,145	3,406,386
Southern Groves Community Development District No.5, SAB
3.38%, 05/01/25	105	103,369
4.00%, 05/01/30	175	168,225
4.30%, 05/01/40	840	756,245

Security	Par (000)	Value

Florida (continued)
Southern Groves Community Development District No.5, SAB (continued)
4.50%, 05/01/46	$600	$532,519
Tolomato Community Development District, Refunding SAB
Series 2015-2, 0.00%, 05/01/40	125	107,318
Series A-2, 4.25%, 05/01/37	910	788,202
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	135	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	643,337
5.50%, 05/01/49	1,695	1,592,341
V-Dana Community Development District, SAB(b)
Series 1, Class AR, 3.00%, 05/01/25	230	223,142
Series 1, Class AR, 3.50%, 05/01/31	525	473,069
Series 1, Class AR, 4.00%, 05/01/40	750	612,776
Series 1, Class AR, 4.00%, 05/01/51	1,200	906,454
Viera East Community Development District,
Refunding SAB, 5.00%, 05/01/26	640	640,493
Viera Stewardship District, SAB, Series 2021, 4.00%, 05/01/53	1,710	1,279,679
Village Community Development District No.14, SAB 5.38%, 05/01/42	3,365	3,369,344
5.50%, 05/01/53	2,510	2,522,550
West Villages Improvement District, SAB 4.25%, 05/01/29	400	380,636
4.75%, 05/01/39	885	788,293
5.00%, 05/01/50	1,415	1,196,939
Windward at Lakewood Ranch Community Development District, SAB 3.25%, 05/01/27	700	668,701
3.63%, 05/01/32	835	739,161
4.00%, 05/01/42	730	585,121
4.25%, 05/01/52	880	693,055

		192,217,340

Georgia — 1.8%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	2,805	2,160,145
DALTON WHITFIELD CNTY JT DEV A, 4.00%, 08/15/48	3,135	2,639,165
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	875	822,799
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(c)	555	583,397
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,020	1,026,103
Series A, 5.00%, 05/15/36	1,020	1,020,980
Series A, 5.00%, 05/15/37	1,120	1,115,237
Series A, 5.00%, 05/15/38	615	609,656
Series A, 5.00%, 05/15/49	2,055	1,967,798
Series C, 4.00%, 05/01/52(a)	2,430	2,304,551
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	4,150	3,347,593
Series A, 5.00%, 01/01/49	3,235	3,138,121
Series A, 5.00%, 07/01/52	2,765	2,649,412
Series A, 5.00%, 01/01/59	525	496,323
Municipal Electric Authority of Georgia, Refunding RB Series A-R, Subordinate, 5.00%, 01/01/45	3,000	2,949,867

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB (continued)
Series A-R, Subordinate, 5.00%, 01/01/50	$4,000	$3,857,080
Private Colleges & Universities Authority, Refunding RB, 4.00%, 10/01/50	1,155	947,720

		31,635,947

Idaho — 0.6%
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	375	302,253
5.00%, 09/01/37	1,000	928,377
3.00%, 03/01/51	2,835	1,894,977
Idaho Housing & Finance Association, RB
5.00%, 12/01/46(b)	1,000	942,996
5.00%, 08/15/47	3,215	3,356,087
Series A, 6.00%, 07/01/39(b)	370	377,187
Series A, 6.00%, 07/01/49(b)	595	601,218
Series A, 6.00%, 07/01/54(b)	570	574,827
Series A, Class A, 6.95%, 06/15/55(b)	1,540	1,607,803
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	265	265,390

		10,851,115

Illinois — 4.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,350	1,339,731
Series A, 5.00%, 12/01/38	655	638,394
Series A, 5.00%, 12/01/40	2,355	2,278,740
Series A, 5.00%, 12/01/47	4,095	3,836,659
Series B, 4.00%, 12/01/41	4,905	4,078,689
Series C, Class C, 5.25%, 12/01/39	2,250	2,239,528
Series D, Class D, 5.00%, 12/01/46	1,010	945,351
Series H, Class H, 5.00%, 12/01/46	725	678,210
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	2,210	2,231,627
Series B, Class B, 4.00%, 12/01/35	1,155	1,029,234
Series C, 5.00%, 12/01/30	1,370	1,378,998
Series D, 5.00%, 12/01/31	1,500	1,508,729
Series G, 5.00%, 12/01/44	3,700	3,492,633
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	590	514,637
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Class A, 2nd Lien, 5.00%, 12/01/52	5,550	5,426,268
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/37	6,469	5,655,032
Illinois Finance Authority, RB, Series A, 6.00%, 10/01/48	1,700	1,700,000
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	338,408
4.00%, 09/01/35	1,000	881,698
4.00%, 09/01/37	1,000	858,761
4.00%, 09/01/39	2,000	1,680,100
4.00%, 09/01/41	1,250	1,021,718
6.13%, 02/01/45	790	794,569
5.00%, 05/15/56	815	668,353
Series A, 3.00%, 08/15/48	6,350	4,212,939
Series C, 5.00%, 02/15/36	1,805	1,844,970
Series C, 5.00%, 02/15/41	3,000	3,009,777

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/45	$5,000	$5,106,510
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	3,925	3,768,235
Series A, 5.00%, 06/15/57	4,555	4,012,677
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	3,370	2,586,536
4.00%, 06/15/52	6,325	4,771,314
Quad Cities Regional Economic Development Authority, Refunding RB, 4.75%, 10/01/32	675	675,000
State of Illinois, GO 5.50%, 05/01/30	1,235	1,297,816
5.00%, 02/01/39	510	494,372
5.50%, 05/01/39	2,460	2,497,768
Series A, 5.00%, 04/01/35	1,460	1,445,742
Series A, 4.00%, 03/01/38	2,250	1,953,063
Series A, 5.00%, 04/01/38	2,190	2,129,775
Series A, 4.00%, 03/01/39	2,100	1,806,445
Series A, 4.00%, 03/01/40	2,300	1,958,910

		88,787,916

Indiana — 0.6%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	525	547,267
AMT, 7.00%, 01/01/44	1,270	1,321,112
City of Vincennes IN, Refunding RB, 6.25%, 01/01/29(b)	2,325	2,325,521
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(c)	370	373,937
Series A, AMT, 6.75%, 05/01/39	2,785	3,096,500
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	3,175	2,626,503

		10,290,840

Iowa — 0.3%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	2,360	2,031,802
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	926,261
Iowa Tobacco Settlement Authority, Refunding RB, Series B2, 0.00%, 06/01/65(d)	23,995	2,265,440

		5,223,503

Kansas — 0.3%
City of Massachusettsnhattan Kansas, RB, Series A, 4.00%, 06/01/52	1,360	992,996
City of Prairie Village Kansas, Refunding TA
2.88%, 04/01/30	750	653,067
3.13%, 04/01/36	1,000	804,767
City of Shawnee Kansas, RB(b)
5.00%, 08/01/41	770	713,921
5.00%, 08/01/56	1,900	1,660,087

		4,824,838

Kentucky — 0.9%
City of Hazard Kentucky, Refunding RB, 3.00%, 07/01/46	2,500	1,700,332
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(b)	1,940	1,717,970

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(d)	$250	$231,882
Kentucky Public Energy Authority, RB, Series C, RB, 4.00%, 02/01/50(a)	9,000	8,698,014
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 6.00%, 07/01/23(c)	3,000	3,050,853

		15,399,051

Louisiana — 1.1%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	2,985	2,434,065
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, 5.00%, 07/01/54(b)	1,990	1,675,512
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 06/01/41	990	860,293
Series A, 5.00%, 04/01/49	500	416,762
Series A, 5.25%, 06/01/51	1,830	1,548,826
Series A, 5.25%, 06/01/60	3,385	2,792,496
Series A, 6.50%, 06/01/62	855	853,608
Louisiana Public Facilities Authority, Refunding RB, Class A, 4.00%, 04/01/50	7,335	6,232,887
Parish of St James LA, RB, 2nd Series, 6.35%, 07/01/40(b)	3,160	3,334,979

		20,149,428

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	4,050	3,305,813

Maryland — 1.4%
City of Baltimore Maryland, Refunding RB 5.00%, 09/01/46	1,500	1,243,185
Series A, 4.00%, 09/01/27	325	316,366
City of Baltimore Massachusettsryland, RB
4.88%, 06/01/42	260	242,331
5.00%, 06/01/51	780	719,520
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	4,890	4,446,379
Maryland Economic Development Corp., RB 5.00%, 07/01/56	985	906,603
Class B, AMT, 5.25%, 06/30/55	4,760	4,697,097
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/39	950	917,426
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	605	453,699
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	8,165	8,449,714
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	2,750	1,645,394
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series C, (FHA 542(C)), 2.85%, 01/01/51	1,855	1,232,499

		25,270,213

Massachusetts — 1.3%
Massachusetts Development Finance Agency, RB
4.00%, 06/01/56	1,570	1,187,807
Series D, 4.00%, 07/01/45	715	587,119
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(b)	355	350,376
4.13%, 10/01/42(b)	855	820,197

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
4.00%, 07/01/45	$560	$423,493
4.00%, 07/01/50	1,050	752,807
Series A, 5.00%, 07/01/38	1,200	1,185,911
Series A, 5.00%, 07/01/39	3,055	2,998,864
Series A, 5.00%, 07/01/44	2,000	1,890,492
Series B, 4.00%, 06/01/50	2,120	1,664,181
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	11,915	11,900,690

		23,761,937

Michigan — 0.4%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	125	123,007
5.00%, 11/01/34	400	393,237
5.00%, 11/01/44	160	151,423
City of Detroit Michigan, GO
5.00%, 04/01/34	485	487,276
5.00%, 04/01/35	485	486,421
5.00%, 04/01/36	340	340,420
5.00%, 04/01/37	545	544,445
5.00%, 04/01/38	240	238,788
Grand Traverse County Hospital Finance Authority, Refunding RB, 3.00%, 07/01/51	2,000	1,289,190
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	253,454
AMT, 5.00%, 12/31/43	2,030	1,867,318
AMT, 4.00%, 10/01/61(a)	1,355	1,300,915

		7,475,894

Minnesota — 0.7%
City of Cologne Minnesota, RB, Series A, 5.00%, 07/01/45	2,065	1,948,402
City of Deephaven Minnesota, Refunding RB, Series A, 5.25%, 07/01/40	500	468,740
City of Michigannneapolis Minnesota, RB
Series A, 5.00%, 07/01/55	1,405	1,131,489
Series A, 5.75%, 07/01/55	3,435	3,275,114
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	1,638,479
Series A, 5.25%, 02/15/53	3,850	3,878,840

		12,341,064

Mississippi — 0.3%
Mississippi Home Corp., Refunding RB, Series B, (GNMA/FNMA/FHLMC COLL), 2.10%, 12/01/41	8,025	5,679,477

Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 11/15/48	3,650	2,975,422
Industrial Development Authority of the City of St Louis Michiganssouri, Refunding RB
Series A, 4.38%, 11/15/35	1,020	855,311
Series A, 4.75%, 11/15/47	1,135	862,171
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	5,550	5,398,651
Kansas City Industrial Development Authority, RB, Series C, 7.50%, 11/15/46	425	340,514
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	772	604,518

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Kansas City Industrial Development Authority, Refunding RB (continued)
Class D, 2.00%, 11/15/46	$345	$15,238
Kansas City Land Clearance Redevelopment Authority, TA(b)
Series B, 4.38%, 02/01/31	3,105	2,616,885
Series B, 5.00%, 02/01/40	1,240	984,802
Plaza at Noah’s Ark Community Improvement District, Refunding RB
3.00%, 05/01/25	350	334,595
3.00%, 05/01/26	275	257,657
3.00%, 05/01/30	225	198,444
3.13%, 05/01/35	750	597,103
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,035,711

		18,077,022

Nevada — 0.2%
City of Las Vegas NV Special Improvement District No.815, SAB, 5.00%, 12/01/49	810	763,564
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	825	812,509
5.00%, 07/01/45	1,025	983,016
5.00%, 07/01/51	1,100	1,024,708

		3,583,797

New Hampshire — 0.6%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	1,435	1,165,501
Series A, 4.25%, 08/15/46	1,610	1,257,582
Series A, 4.50%, 08/15/55	3,350	2,611,020
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	4,650	3,957,615
Series C, AMT, 4.88%, 11/01/42	2,515	2,162,835

		11,154,553

New Jersey — 3.3%
Casino Reinvestment Development Authority, Inc., Refunding RB, Class D, 5.25%, 11/01/44	5,750	5,758,355
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, Class A, AMT, 5.00%, 12/01/24(h)	750	758,457
New Jersey Economic Development Authority, RB
4.00%, 11/01/39	1,165	1,020,055
6.00%, 10/01/43	970	980,986
Series A, 5.00%, 07/01/32	235	229,012
Series A, 5.00%, 07/01/37	375	357,258
Series A, 5.25%, 11/01/54(b)	3,955	3,371,479
Series B, 5.00%, 06/15/43	3,755	3,738,294
Series EEE, 5.00%, 06/15/43	5,550	5,493,606
AMT, 5.38%, 01/01/43	1,360	1,346,038
Series B, AMT, 6.50%, 04/01/31	2,405	2,461,443
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	10,160	7,041,967
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/32	1,140	1,190,984
5.00%, 07/01/33	1,450	1,508,123
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 2.50%, 12/01/40	3,660	2,648,764

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series C, AMT, 3.25%, 12/01/51	$1,700	$1,127,561
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/40(d)	7,560	2,837,623
Series AA, 5.25%, 06/15/41	1,265	1,272,995
Series AA, 5.00%, 06/15/44	1,005	997,165
Series AA, 4.00%, 06/15/50	11,515	9,488,763
Series S, 5.25%, 06/15/43	4,095	4,134,124
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	1,195	1,203,069
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/36	575	572,868
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	900	883,099

		60,422,088

New Mexico — 0.5%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,030	2,031,058
New Mexico Mortgage Finance Authority, RB, S/F Housing, Class C, (GNMA/FNMA/FHLMC), 3.00%, 01/01/52	7,595	7,179,781

		9,210,839

New York — 6.1%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41	3,750	2,773,267
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	2,255	2,076,167
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,215	1,237,967
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	1,975	1,816,731
City of New York, GO, Series A-1, 4.00%, 09/01/46	3,825	3,317,927
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	479,221
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	4,115	3,909,015
Series C-1, 5.00%, 11/15/50	1,340	1,306,823
Series C-1, 5.25%, 11/15/55	1,980	1,919,010
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/39	1,200	1,011,581
New York City Industrial Development Agency, Refunding RB
Series A, Class A, (AGM), 3.00%, 01/01/36	300	244,512
Series A, Class A, (AGM), 3.00%, 01/01/40	1,130	864,564
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series F-1, Subordinate, 5.00%, 02/01/47	2,500	2,578,493
Series F-1, Subordinate, 5.00%, 02/01/51	4,495	4,629,603
New York Liberty Development Corp., Refunding RB
Series 1, 2.75%, 02/15/44	14,320	9,759,152
Series 1, Class 1, 5.00%, 11/15/44(b)	7,940	7,096,804
Series 2, Class 2, 5.15%, 11/15/34(b)	450	433,079
Series 2, Class 2, 5.38%, 11/15/40(b)	1,070	1,039,658
Series A, 3.00%, 11/15/51	4,025	2,585,809
New York State Dormitory Authority, Refunding RB(b) 5.00%, 12/01/33	590	563,757
Series E, 5.00%, 12/01/35	785	740,695

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Housing Finance Agency, RB, M/F Housing
Series J-1, (SONYMA HUD SECT 8), 2.45%, 11/01/41	$2,950	$2,067,053
Series J-1, (SONYMA HUD SECT 8), 2.65%, 11/01/46	3,935	2,629,249
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	10,000	9,936,500
AMT, 4.00%, 01/01/36	5,000	4,302,010
Series A, AMT, 5.25%, 01/01/50	3,000	2,909,628
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	3,681,960
AMT, 5.00%, 10/01/40	1,100	1,027,087
AMT, 4.00%, 10/31/46	2,220	1,750,279
AMT, 4.00%, 04/30/53	1,145	872,191
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	3,618,832
New York Transportation Development Corp., Refunding RB, 4.00%, 12/01/40	3,000	2,572,506
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	530	472,489
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/61	15,000	12,359,475
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	4,040	2,766,075
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54	670	581,804
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,290	1,258,156
Westchester County Local Development Corp., Refunding RB
5.00%, 07/01/41(b)	240	199,049
5.00%, 07/01/46(b)	290	231,234
5.00%, 07/01/56(b)	5,000	3,777,850
Series A, 5.13%, 07/01/55	1,100	867,601
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	740	707,698
Sub-Series C, 5.13%, 06/01/51	2,000	1,867,420

		110,839,981

North Carolina — 0.1%
North Carolina Turnpike Authority, RB, Senior Lien, 4.00%, 01/01/55	3,000	2,303,328

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,796,638
University of North Dakota, COP, Series A, (AGM), 2.50%, 06/01/54	6,200	3,404,823

		5,201,461

Ohio — 2.2%
American Municipal Power, Inc., Refunding RB
4.00%, 02/15/36	250	232,906
4.00%, 02/15/38	3,825	3,464,299
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,135	5,142,891
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	190	161,322
4.00%, 07/01/51	260	214,268

Security	Par (000)	Value

Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
4.00%, 12/01/55	$940	$690,047
4.50%, 12/01/55	1,230	908,356
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	1,435	1,287,294
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	585,138
5.25%, 05/01/40	615	550,065
5.50%, 05/01/50	2,895	2,502,140
Franklin County Convention Facilities Authority, RB
5.00%, 12/01/44	1,800	1,656,461
5.00%, 12/01/51	4,000	3,632,692
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	1,865	1,565,129
Jefferson County Port Authority/OH, RB, AMT, 3.50%, 12/01/51(b)	4,125	2,702,679
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	4,700	4,163,208
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	2,815,396
Ohio State University, RB, Series A, 4.00%, 12/01/48	950	871,140
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,100	831,850
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	5,980	4,936,574

		38,913,855

Oklahoma — 1.5%
Norman Regional Hospital Authority, RB, 4.00%, 09/01/45	3,565	2,852,050
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	14,390	13,724,405
Series A-2, 7.25%, 09/01/51(b)	1,920	1,890,428
Series B, 5.00%, 08/15/38	4,585	4,032,040
Series B, 5.25%, 08/15/48	4,130	3,494,129
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	1,180	897,245
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,037,093

		27,927,390

Oregon — 0.4%
Medford Hospital Facilities Authority, Refunding RB
Series A, 4.00%, 08/15/50	4,845	4,164,864
Series A, 5.00%, 08/15/50	2,000	2,045,302
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	788,045
Series A, 5.25%, 06/15/55	505	441,171

		7,439,382

Pennsylvania — 1.0%
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	275	198,013
4.00%, 07/01/51	200	146,572
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/24(c)	2,750	2,831,843
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880	708,418
Montgomery County Industrial Development Authority/PA, Refunding RB, 5.00%, 12/01/46	1,470	1,425,766

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pennsylvania (continued)
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	$980		$991,804
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	895		867,941
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/40	3,520		3,163,913
Series A, 4.00%, 02/15/52	2,250		1,856,844
AMT, 5.50%, 11/01/44	5,390		5,222,576

			17,413,690

Puerto Rico — 10.2%
Children’s Trust Fund, RB, Series A, Class A, 0.00%, 05/15/57(d)	135,505		7,713,487
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(d)	2,000		196,476
Commonwealth of Puerto Rico, GO 0.00%, 11/01/43(a)	15,622		7,696,501
0.00%, 11/01/51(a)	35,964		13,191,425
Series A1, Restructured, 5.38%, 07/01/25	—	(i)	3
Series A1, Restructured, 5.63%, 07/01/29	11,002		11,241,390
Series A1, Restructured, 5.75%, 07/01/31	1,950		1,985,684
Series A1, Restructured, 4.00%, 07/01/33	1,849		1,618,646
Series A1, Restructured, 4.00%, 07/01/35	1,662		1,422,530
Series A1, Restructured, 4.00%, 07/01/37	1,426		1,160,138
Series A1, Restructured, 4.00%, 07/01/41	1,939		1,517,263
Series A1, Restructured, 4.00%, 07/01/46	2,017		1,517,038
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	2,379		1,265,421
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	788		257,856
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300		1,072,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	1,075		843,979
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series A, 5.00%, 07/01/33	3,530		3,434,291
Series B, 5.00%, 07/01/37	1,365		1,281,555
Series B, 4.00%, 07/01/42	5,000		3,891,370
Series B, 4.00%, 07/01/47	2,905		2,163,781
Series A, Senior Lien, 5.00%, 07/01/35	3,455		3,271,940
Series A, Senior Lien, 5.00%, 07/01/47	4,625		4,106,796
Puerto Rico Electric Power Authority, RB 10.00%, 07/01/19	1,391		1,363,807
7.50%, 01/01/20	2,332		1,971,900
0.00%, 01/01/23(a)(f)(g)	4,430		3,959,253
3rd Series, 5.40%, 01/01/23(a)(f)(g)	208		175,591
Series A, 7.25%, 07/01/30	250		191,875
Series A, 6.75%, 07/01/36(f)(g)	5,830		4,474,525
Series A, 7.00%, 07/01/40	1,000		767,500
Series A, 5.05%, 07/01/42(f)(g)	1,080		806,400
Series A-3, 10.00%, 07/01/19(f)(g)	748		732,715
Series B-3, 10.00%, 07/01/19(f)(g)	748		732,715
Series C-1, 5.40%, 01/01/18(f)(g)	2,054		1,736,806
Series C-2, 5.40%, 07/01/18(f)(g)	2,055		1,737,087
Series C-4, 5.40%, 07/01/20(f)(g)	208		175,591
Series CCC, 5.00%, 07/01/22	715		533,867
Series CCC, 5.00%, 07/01/25	620		462,934
Series CCC, 5.25%, 07/01/26(f)(g)	590		440,534
Series CCC, 5.25%, 07/01/28(f)(g)	1,945		1,452,267

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series TT, 5.00%, 07/01/18(f)(g)	$900	$672,000
Series WW, 5.50%, 07/01/17(f)(g)	475	354,667
Series WW, 5.50%, 07/01/18(f)(g)	415	309,867
Series WW, 5.50%, 07/01/19(f)(g)	335	250,133
Series WW, 5.38%, 07/01/22(f)(g)	4,500	3,360,001
Series WW, 5.38%, 07/01/24(f)(g)	815	608,534
Series WW, 5.25%, 07/01/25	1,940	1,448,534
Series WW, 5.25%, 07/01/33(f)(g)	315	235,200
Series XX, 5.25%, 07/01/35(f)(g)	705	526,400
Series XX, 5.75%, 07/01/36(f)(g)	2,870	2,142,934
Series A, RB, 7.00%, 07/01/33(f)(g)	8,735	6,704,112
Series A, RB, 5.00%, 07/01/42(f)(g)	2,315	1,728,534
Series A, RB, 7.00%, 07/01/43(f)(g)	775	594,812
Series TT, RB, 5.00%, 07/01/25(f)(g)	3,270	2,441,601
Series TT, RB, 5.00%, 07/01/26(f)(g)	455	339,733
Series WW, RB, 5.50%, 07/01/38(f)(g)	415	309,867
Series XX, RB, 5.25%, 07/01/27(f)(g)	230	171,733
Series XX, RB, 5.25%, 07/01/40(f)(g)	8,385	6,260,803
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	765	571,200
Series AAA, 5.25%, 07/01/25	3,560	2,658,135
Series AAA, 5.25%, 07/01/28(f)(g)	3,655	2,729,068
Series UU, 0.00%, 07/01/17(a)(f)(g)	2,660	1,995,000
Series UU, 1.32%, 07/01/18(a)(f)(g)	125	93,750
Series UU, 1.32%, 07/01/20(a)(f)(g)	1,135	851,250
Series UU, 2.23%, 07/01/31(a)(f)(g)	1,345	1,008,750
Series ZZ, 5.00%, 07/01/17(f)(g)	330	246,400
Series ZZ, 5.25%, 07/01/19	1,050	784,000
Series ZZ, 5.25%, 07/01/23(f)(g)	370	276,267
Series ZZ, 5.25%, 07/01/24(f)(g)	5,050	3,770,668
Series ZZ, 5.25%, 07/01/25	265	197,867
Series ZZ, 5.00%, 07/01/28(f)(g)	345	257,600
Series AAA, Refunding RB, 5.25%, 07/01/29(f)(g)	190	141,867
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-2, Convertiable, Restructured, 4.33%, 07/01/40	534	465,948
Series A-1, Restructured, 4.50%, 07/01/34	2,255	2,110,044
Series A-1, Restructured, 4.75%, 07/01/53	12,864	10,935,725
Series A-1, Restructured, 5.00%, 07/01/58	8,451	7,499,865
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,292,688
Series A-2, Restructured, 4.78%, 07/01/58	8,434	7,094,158
Series A-2, Restructured, 4.33%, 07/01/40	15,338	13,239,808
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	2,914	2,106,924
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,500,006
Series A-1, Restructured, 0.00%, 07/01/46	7,072	1,601,058
Series B-1, Restructured, 0.00%, 07/01/46	2,066	467,530

		184,920,478

Rhode Island — 0.7%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,005	1,013,179
Series A, 5.00%, 06/01/40	5,500	5,524,623
Series B, 5.00%, 06/01/50	5,650	5,653,000

		12,190,802

South Carolina — 0.8%
City of Hardeeville South Carolina, SAB(b) 3.00%, 05/01/27	500	471,206

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
City of Hardeeville South Carolina, SAB(b) (continued)
3.50%, 05/01/32	$850	$709,509
3.88%, 05/01/41	1,400	1,072,827
4.00%, 05/01/52	1,350	941,872
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,156,143
South Carolina Jobs-Economic Development Authority, RB 7.50%, 08/15/62(b)	1,935	1,812,391
Series A, 5.00%, 11/15/42	585	525,090
South Carolina Jobs-Economic Development Authority, Refunding RB 4.00%, 11/15/27	575	535,206
5.25%, 11/15/52	800	706,182
Series A, 5.00%, 05/01/48	5,825	5,738,621

		14,669,047

South Dakota — 0.7%
South Dakota Housing Development Authority, Refunding RB
Series A, Class A, (GNMA/FNMA/FHLMC COLL), 3.00%, 11/01/51	6,005	5,725,791
Series B, 3.00%, 11/01/52	7,710	7,258,626

		12,984,417

Tennessee — 0.8%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	410	336,176
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)(e)(f)(g)	4,060	1,219,795
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36	560	562,596
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, RB,
Series A, 5.00%, 07/01/40	925	907,060
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB
Series A, 4.00%, 10/01/49	1,635	1,250,216
Series A, 5.25%, 10/01/58	7,565	7,316,149
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, 4.00%, 06/01/51(b)	2,350	1,650,008
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(d)	4,000	1,193,572
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	498,488

		14,934,060

Texas — 5.3%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	1,734,366
Arlington Higher Education Finance Corp., RB 5.00%, 06/15/51	2,045	1,783,338
(PSF), 5.00%, 08/15/52	3,440	3,544,820
5.63%, 08/15/54(b)	6,260	5,697,577
Series A, 5.88%, 03/01/24	230	231,412
Arlington Higher Education Finance Corp., Refunding RB, 5.00%, 08/15/51	1,000	869,396

Security	Par (000)	Value

Texas (continued)
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	$1,610	$1,472,057
Central Texas Regional Mobility Authority, Refunding RB(d)
0.00%, 01/01/28	3,000	2,389,350
0.00%, 01/01/29	500	379,769
0.00%, 01/01/30	1,330	961,034
0.00%, 01/01/31	4,000	2,743,112
City of Crandall Texas, SAB(b) 3.38%, 09/15/26	100	94,525
4.00%, 09/15/31	200	180,328
4.75%, 09/15/31	100	89,874
4.25%, 09/15/41	770	617,925
5.00%, 09/15/41	500	406,746
City of Houston Texas Airport System Revenue, ARB AMT, 5.00%, 07/15/28	2,725	2,638,487
Series A, Class A, AMT, 6.63%, 07/15/38	1,110	1,111,924
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	606,737
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	3,925	3,871,479
City of Massachusettsrble Falls Texas, SAB(b) 4.63%, 09/01/31	100	91,945
4.88%, 09/01/41	295	246,742
5.13%, 09/01/51	500	400,423
City of San Marcos Texas, SAB(b) 3.75%, 09/01/27	228	217,417
4.00%, 09/01/32	237	213,807
4.25%, 09/01/42	750	608,999
4.50%, 09/01/51	520	405,137
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	3,380	3,067,147
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	466,217
Series A, 5.00%, 01/01/43	520	456,638
Series A, 5.13%, 01/01/48	1,535	1,318,493
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	350	118,323
Hemphill County Hospital District, GO 4.63%, 02/01/39	1,500	1,315,629
4.75%, 02/01/45	2,500	2,109,575
Hidalgo County Regional Mobility Authority, RB
Series A, Senior Lien, 4.00%, 12/01/39	745	647,830
Series A, Senior Lien, 4.00%, 12/01/41	1,490	1,265,590
Hidalgo County Regional Mobility Authority, Refunding RB
Series B, Junior Lien, 4.00%, 12/01/38	585	521,348
Series B, Junior Lien, 4.00%, 12/01/39	1,000	884,513
Series B, Junior Lien, 4.00%, 12/01/40	1,040	911,506
Series B, Junior Lien, 4.00%, 12/01/41	1,000	867,249
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,034,167
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,385	1,346,327
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.88%, 04/01/23(c)	890	902,062

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB (continued)
Series A, 6.00%, 04/01/23(c)	$1,355	$1,374,184
Series A, 5.00%, 07/01/57	3,000	2,642,181
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	5,000	4,652,530
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	4,860,833
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	375	378,282
Series A, 5.75%, 08/15/45	735	741,640
Port Authority of New York & New Jersey, Refunding ARB, AMT, 2.75%, 01/01/36(b)	665	474,334
Port Beaumont Navigation District, RB(b)
AMT, 2.88%, 01/01/41	3,000	1,962,234
AMT, 3.00%, 01/01/50	20,610	12,294,133
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	546,737
Series A, 5.00%, 10/01/51	885	695,809
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	8,560	8,504,617
Texas Transportation Commission State Highway 249 System, RB, CAB(d) 0.00%, 08/01/46	2,580	636,471
0.00%, 08/01/47	3,850	887,102
0.00%, 08/01/48	4,070	873,862
0.00%, 08/01/49	3,825	765,153
0.00%, 08/01/50	5,485	1,026,556
0.00%, 08/01/51	3,230	566,393
0.00%, 08/01/52	3,230	529,410
0.00%, 08/01/53	290	44,589

		95,298,390

Utah(b) — 0.1%
Utah Charter School Finance Authority, RB
Series A, 5.00%, 06/15/41	590	518,932
Series A, 5.00%, 06/15/52	750	629,491

		1,148,423

Vermont — 0.5%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.75%, 12/01/40	2,850	2,405,842
Series A, 4.50%, 12/01/44	3,695	2,884,819
Series A, 4.50%, 12/01/50	3,000	2,219,394
Vermont Student Assistance Corp., RB, Class A, AMT, 2.38%, 06/15/39	2,475	1,699,335

		9,209,390

Virginia — 1.1%
Hampton Roads Transportation Accountability Commission, RB 4.00%, 07/01/60	4,325	3,849,985
Series A, Senior Lien, 4.00%, 07/01/55	9,770	8,903,547
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(b)	1,790	1,480,767
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/50	1,250	1,038,540
Lower Magnolia Green Community Development Authority, SAB(b) 5.00%, 03/01/35	490	464,703

Security	Par (000)	Value

Virginia (continued)
Lower Magnolia Green Community Development Authority, SAB(b) (continued)
5.00%, 03/01/45	$505	$452,815
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,064,085
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	830	698,741
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885	2,198,321

		20,151,504

Washington — 1.9%
Washington Economic Development Finance Authority, RB, Series A, AMT, 5.63%, 12/01/40(b)	3,470	3,363,689
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	885	725,223
Washington State Convention Center Public Facilities District, RB 4.00%, 07/01/31	3,750	3,277,815
Series B, 3.00%, 07/01/58	5,365	2,986,615
Washington State Housing Finance Commission, RB, Series A, 5.00%, 07/01/56(b)	1,400	1,286,246
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	23,639	19,969,169
Washington State Housing Finance Commission, Refunding RB(b) 5.75%, 01/01/35	355	337,041
6.00%, 01/01/45	940	893,491
5.00%, 01/01/48	2,410	2,242,098

		35,081,387

Wisconsin — 3.9%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	530	391,471
AMT, 4.25%, 07/01/54	3,690	2,525,491
Public Finance Authority, RB 5.00%, 06/15/39	310	294,798
5.00%, 06/15/41(b)	925	805,498
5.00%, 01/01/42(b)	1,555	1,443,855
5.00%, 12/01/45(b)	280	242,236
5.00%, 06/15/49	955	869,884
5.63%, 06/15/49(b)	5,975	5,000,896
5.00%, 04/01/50(b)	315	274,310
5.25%, 05/15/52(b)	1,135	951,096
5.00%, 06/15/53	645	578,662
5.00%, 06/15/55(b)	2,405	1,956,278
5.00%, 01/01/56(b)	3,790	3,294,260
Series A, 4.25%, 06/15/31(b)	170	148,462
Series A, 6.25%, 10/01/31(b)	910	747,897
Series A, 5.00%, 06/01/40(b)	750	665,397
Series A, 5.00%, 06/15/41(b)	510	428,541
Series A, 5.38%, 06/01/44(b)	1,215	998,110
Series A, 6.85%, 11/01/46(b)	1,325	944,746
Series A, 7.00%, 11/01/46(b)	805	585,671
Series A, 5.38%, 07/15/47(b)	1,595	1,415,025
Series A, 7.00%, 10/01/47(b)	910	699,323
Series A, 5.00%, 06/01/49(b)	1,340	1,120,882
Series A, 5.63%, 06/15/49(b)	8,025	7,253,019
Series A, 5.00%, 06/15/51(b)	1,060	836,091
Series A, 5.25%, 12/01/51(b)	5,280	3,732,290
Series A, 5.50%, 06/01/54(b)	1,500	1,198,511

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 06/15/55(b)	$11,540	$8,663,897
Series A, 4.75%, 06/15/56(b)	2,415	1,697,511
Series A-1, 4.50%, 01/01/35(b)	895	827,977
Series A-1, 5.50%, 12/01/48(b)(f)(g)	38	8,436
Series A-1, 5.00%, 01/01/55(b)	2,470	2,154,450
Series B, 0.00%, 01/01/35(b)(d)	1,160	513,697
Series B, 0.00%, 01/01/60(b)(d)	31,635	2,231,533
AMT, 4.00%, 09/30/51	4,000	2,955,352
AMT, 4.00%, 03/31/56	3,370	2,422,147
Public Finance Authority, Refunding RB 4.00%, 04/01/32(b)	595	556,833
4.00%, 04/01/42(b)	650	517,585
5.00%, 03/01/52(b)	1,300	1,064,665
4.00%, 04/01/52(b)	815	591,532
Series A, 5.00%, 10/01/34(b)	280	268,246
Series A, 5.00%, 10/01/39(b)	680	632,194
Series A, 4.00%, 12/01/41	1,500	1,257,128
Wisconsin Health & Educational Facilities Authority, Refunding RB 5.00%, 11/01/46	130	111,581
4.00%, 01/01/47	3,900	2,983,309
4.00%, 01/01/57	1,050	739,775
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	714,659

		70,315,207

Total Municipal Bonds — 89.6% (Cost: $1,882,760,293)		1,618,019,276

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Georgia — 1.0%
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52	18,800	19,043,971

Illinois — 0.6%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/41	6,497	5,734,335
Series C, 4.00%, 02/15/41(c)	13	11,092
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,082,648

		10,828,075

Maryland — 0.7%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	15,000	12,832,980

Massachusetts — 0.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 4.00%, 06/01/45	3,463	3,198,916

Nebraska — 0.5%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	9,312	9,307,023

New York — 5.2%
New York City Housing Development Corp., Refunding RB
Series C-1, Class A, 4.15%, 11/01/39	3,107	2,802,513

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., Refunding RB (continued)
Series C-1, Class A, 4.20%, 11/01/44	$5,694	$5,136,322
Series C-1, Class A, 4.30%, 11/01/47	4,661	4,203,770
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	3,421	2,889,633
New York State Dormitory Authority, RB, Series E, 5.00%, 03/15/36	21,670	22,211,902
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	50,005	42,960,779
New York State Urban Development Corp., Refunding RB, Series A, 4.00%, 03/15/46	13,005	11,238,388
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,001,099

		94,444,406

North Carolina — 1.2%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/49	21,050	17,824,266
Township of North Bergen New Jersey, Refunding GO, Series B, 5.00%, 10/01/55(c)	2,930	3,079,194

		20,903,460

Pennsylvania — 0.7%
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	11,000	9,133,834
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	3,677	3,777,721

		12,911,555

Virginia — 0.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	8,137	7,523,253

Washington — 0.5%
Snohomish County Public Utility District No.1, RB, Series 1, 5.00%, 12/01/45	8,664	8,805,828

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,773	1,518,736

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.1% (Cost: $223,274,870)		201,318,203

Total Long-Term Investments — 100.7% (Cost: $2,106,035,163)		1,819,337,479

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.14%(k)(l)	46,886,554	$46,881,865

Total Short-Term Securities — 2.6% (Cost: $46,881,760)		46,881,865

Total Investments — 103.3% (Cost: $2,152,916,923)		1,866,219,344
Other Assets Less Liabilities — 3.6%		65,316,077
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.9)%		(125,238,374)

Net Assets — 100.0%		$1,806,297,047

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Rounds to less than 1,000.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class.	$77,796,619	$—	$(30,891,250	)(a)	$(9,918)	$(13,586)	$46,881,865	46,886,554	$223,252	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	758	12/20/22	$84,943	$1,682,613
U.S. Long Bond	1,231	12/20/22	155,722	5,483,647
5-Year U.S. Treasury Note	503	12/30/22	54,041	741,787

				$7,908,047

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,613,368,708	$4,650,568	$1,618,019,276
Municipal Bonds Transferred to Tender Option Bond Trusts	—	201,318,203	—	201,318,203
Short-Term Securities
Money Market Funds	46,881,865	—	—	46,881,865

	$46,881,865	$1,814,686,911	$4,650,568	$1,866,219,344

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$7,908,047	$—	$—	$7,908,047

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $124,925,210 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

Portfolio Abbreviation (continued)

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

15